Average Annual Total Returns - Institutional - Vanguard Market Neutral Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 1 Year	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 5 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 10 Years	Spliced Market Neutral Index USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Market Neutral Index USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Market Neutral Index USD (reflects no deduction for fees, expenses, or taxes) 10 Years	FTSE 3-Month Treasury Bill Index (Daily) (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (Daily) (reflects no deduction for fees, expenses, or taxes) 5 Years	FTSE 3-Month Treasury Bill Index (Daily) (reflects no deduction for fees, expenses, or taxes) 10 Years	Equity Market Neutral Funds Average (reflects no deduction for taxes) 1 Year	Equity Market Neutral Funds Average (reflects no deduction for taxes) 5 Years	Equity Market Neutral Funds Average (reflects no deduction for taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(11.58%)	(4.67%)	0.03%	(11.75%)	(5.01%)	(0.16%)	(6.72%)	(3.48%)	0.03%	0.58%	1.16%	0.60%	0.58%	1.16%	0.60%	0.58%	1.16%	0.60%	(7.40%)	(2.39%)	(0.85%)	20.79%	15.36%	13.74%